CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 229,706	$ 35,204	¥ 573,371	¥ 336,320
Other comprehensive income/(loss) net of tax
Foreign currency translation adjustment	(45,117)	(6,914)	11,274	60,357
Unrealized gain on available-for-sale investments and others, (net of tax effect of RMB2,250, RMB620 and RMB4,017 for years ended December 31, 2018, 2019 and 2020, respectively)	(21,340)	(3,270)	2,666	14,684
Comprehensive income	163,249	25,020	587,311	411,361
Less: Net (loss) income attributable to noncontrolling interest	953	146	(1,825)	(3,726)
Comprehensive income attributable to Zepp Health Corporation	¥ 162,296	$ 24,874	¥ 589,136	¥ 415,087